Financial instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair value of financial instruments

2014	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$39,510	$41,339	$—	$41,339	$—
Derivative financial instruments:
Energy contracts designated as a cash flow hedge	41,966	41,966	—	—	41,966
Energy contracts not designated as a cash flow hedge	504	504	—	—	504
Total derivative financial instruments	42,470	42,470	—	—	42,470
Total financial assets	$81,980	$83,809	$—	$41,339	$42,470
Long-term liabilities	$1,280,023	$1,363,934	$520,142	$843,792	$—
Preferred shares, Series C	18,693	18,209	—	18,209	—
Derivative financial instruments:
Cross-currency swap designated as a net investment hedge	36,276	36,276	—	36,276	—
Interest rate swap designated as a hedge	4,684	4,684	—	4,684	—
Interest rate swaps not designated as a hedge	1,383	1,383	—	1,383	—
Commodity contracts for regulated operations	2,928	2,928	—	2,928	—
Total derivative financial instruments	45,271	45,271	—	45,271	—
Total financial liabilities	$1,343,987	$1,427,414	$520,142	$907,272	$—

25.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

2013	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$22,678	$26,321	$—	$26,321	$—
Derivative financial instruments:
Energy contracts designated as a cash flow hedge	31,971	31,971	—	—	31,971
Energy contracts not designated as a cash flow hedge	3,737	3,737	—	—	3,737
Cross-currency swap designated as a net investment hedge	109	109	—	109	—
Commodity contracts for regulatory operations	482	482	—	482	—
Total derivative financial instruments	36,299	36,299	—	591	35,708
Total financial assets	$58,977	$62,620	$—	$26,912	$35,708
Long-term liabilities	$1,255,588	$1,261,340	$296,986	$964,354	$—
Preferred shares, Series C	18,805	18,293		18,293	—
Derivative financial instruments:
Energy contracts designated as a cash flow hedge	4,781	4,781	—	—	4,781
Cross-currency swap designated as a net investment hedge	7,947	7,947	—	7,947	—
Interest rate swaps not designated as a hedge	3,180	3,180	—	3,180	—
Commodity contracts for regulated operations	313	313	—	313	—
Total derivative financial instruments	16,221	16,221	—	11,440	4,781
Total financial liabilities	$1,290,614	$1,295,854	$296,986	$994,087	$4,781

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2014
Financial contracts: Gas swaps	1,774,018
Gas options	907,758
2,681,776

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the consolidated balance sheets:

		2014		2013
Regulatory assets:
Gas swap contracts	U.S.	$2,178	U.S.	$86
Gas option contracts	U.S.	$346	U.S.	$208
Regulatory liabilities:
Gas swap contracts	U.S.	$—	U.S.	$416
Gas option contracts	U.S.	$—	U.S.	$37

Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities and at one of its hydro facilities no longer subject to a power purchase agreement by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Pay floating price (per MW-hr)
98,167	December 2016		$67.91	AESO
915,428	December 2022	U.S. $	42.81	PJM Western HUB
3,907,711	December 2022	U.S. $	30.25	NI HUB
4,330,303	December 2027	U.S. $	36.46	ERCOT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes changes in OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2014	2013

Effective portion of cash flow hedge, loss	$1,043	$18,940
Amortization on cash flow hedge	(32)	(30)
Loss (gain) reclassified from AOCI into non-regulated energy sales	5,423	(1,602)
	$6,434	$17,308
Less non-controlling interest	5,982	(9,064)
Change in OCI attributable to shareholders of APUC	$12,416	$8,244

Schedule of Other Derivative Instruments
This risk is mitigated though the use of short-term financial forward energy purchase contracts which are classified as derivative instruments. The electricity derivative contracts are net settled fixed-for-floating swaps whereby APUC pays a fixed price and receives the floating or indexed price on a notional quantity of energy over the remainder of the contract term at an average rate, as per the following table. These contracts are not accounted for as hedges and changes in fair value are recorded in earnings as they occur.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Net Asset
18,283	March 2015	U.S. $	57.53	$417

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2014	2013
Change in unrealized loss (gain) on derivative financial instruments:
Interest rate swaps	$(1,797)	$(1,598)
Energy derivative contracts	3,386	(3,809)
Total change in unrealized loss (gain) on derivative financial instruments	$1,589	$(5,407)
Realized loss (gain) on derivative financial instruments:
Interest rate swaps	1,962	2,024
Energy derivative contracts	(3,627)	(466)
Total realized loss (gain) on derivative financial instruments	$(1,665)	$1,558
Gain on derivative financial instruments not accounted for as hedges	(76)	(3,849)
Ineffective portion of derivative financial instruments accounted for as hedges	1,451	(1,351)
Loss (gain) on derivative financial instruments	$1,375	$(5,200)

Maximum Credit Risk Exposure for Financial Instruments
As of December 31, 2014, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2014
	Canadian $	US $
Cash and cash equivalents and restricted cash	$5,823	$19,095
Accounts receivable	20,320	151,265
Allowance for doubtful accounts	—	(6,232)
Notes receivable	21,901	15,179
	$48,044	$179,307

Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$9,130	$90,955	$218,795	$961,143	$1,280,023
Advances in aid of construction	1,149	—	—	79,955	81,104
Interest on long-term debt	64,232	125,268	102,070	146,689	438,259
Purchase obligations	267,914				267,914
Environmental obligation	19,643	36,623	6,072	10,256	72,594
Derivative financial instruments:
Cross-currency swap	1,463	2,975	2,433	29,405	36,276
Interest rate forwards	—	—	4,684	—	4,684
Interest rate swaps	1,383	—	—	—	1,383
Energy derivative and commodity contracts	2,337	591	—	—	2,928
Other obligations	9,873	860	25	29,659	40,417
Total obligations	$377,124	$257,272	$334,079	$1,257,107	$2,225,582